Related Party Disclosures - Additional Information (Detail) (USD $)	6 Months Ended		12 Months Ended			6 Months Ended		12 Months Ended			1 Months Ended	6 Months Ended				12 Months Ended	1 Months Ended						12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Jun. 30, 2013 Norwegian Cruise Line Holdings Ltd.	Jun. 30, 2012 Norwegian Cruise Line Holdings Ltd.	Dec. 31, 2012 Norwegian Cruise Line Holdings Ltd.	Dec. 31, 2011 Norwegian Cruise Line Holdings Ltd.	Dec. 31, 2010 Norwegian Cruise Line Holdings Ltd.	Jun. 30, 2012 Genting HK	Jun. 30, 2013 Genting HK	Dec. 31, 2012 Genting HK		Dec. 31, 2012 Genting HK Star Cruise Management Limited	Dec. 31, 2012 Genting HK Crystal Aim Limited	Jun. 30, 2012 Genting HK Norwegian Sky Installment	Jul. 31, 2010 Genting HK Norwegian Sky Contract	Jun. 30, 2013 TPG Viking Funds	Dec. 31, 2012 TPG Viking Funds		Jan. 31, 2008 TPG Viking Funds	Dec. 31, 2012 TPG Viking Funds Sabre Inc.	Jun. 30, 2013 Apollo Funds	Dec. 31, 2012 Apollo Funds		Jan. 31, 2008 Apollo Funds	Jun. 30, 2013 Public Placement
Related Party Transaction [Line Items]
Due to related party															$ 1,300,000
Payments for under contract																500,000							3,700,000
Debt instrument, maturity period extended																		1 year
Number of extension options																		2
Purchase price of acquisition																	259,300,000
Cash paid for acquisition	759,020,000	174,973,000	303,840,000	184,797,000	977,466,000												50,000,000
Note payable amount to related party											79,700,000						209,300,000
Weighted average interest rate																	1.52%
Debt instrument, number of periodic payment																	7
Semi-annual payments beginning date																	2013-06
Fair value of notes payable																	205,500,000
Debt instrument, imputed interest rate																	2.26%
Note payable period after issuance of IPO											14 days
Initial public offering effective date											May 31, 2013
Contribution from NCLH						460,000,000
Ordinary shares ownership percentage												43.40%	50.00%	[1]					10.80%	12.50%	[2]	12.50%		32.50%	37.50%	[3]	50.00%	13.30%
Repayment in connection with the Norwegian Sky purchase agreement												$ 79,700,000

[1]	Genting HK owns their ordinary shares indirectly through Star NCLC Holdings Ltd., a Bermuda wholly-owned subsidiary.
[2]	The TPG Viking Funds own their ordinary shares through TPG Viking I, L.P., a Cayman Islands exempted limited partnership (1,957,525 ordinary shares), TPG Viking II, L.P., a Cayman Islands exempted limited partnership (576,118 ordinary shares) and TPG Viking AIV-III, L.P., a Delaware limited partnership (91,357 ordinary shares).
[3]	The Apollo Funds own their ordinary shares indirectly through NCL Investment Ltd., a Bermuda company (2,795,968 ordinary shares) and NCL Investment II Ltd., a Cayman Islands company (5,079,032 ordinary shares).